Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	BOISE CASCADE Co
Entity Central Index Key	0001328581
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Amendment Flag	false
Entity Current Reporting Status	Yes